UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-07507

                          Scudder Investments VIT Funds
                          -----------------------------
               (Exact name of registrant as specified in charter)


                             Two International Place
                                Boston, MA 02110
         (Address of principal executive offices)             (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period: 9/30/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Investment Portfolio                            as of September 30, 2005  (Unaudited)
-------------------------------------------------------------------------------------


Scudder VIT Equity 500 Index
                                                            Shares      Value ($)
                                                    ---------------------------------

-------------------------------------------------------------------------------------
    Common Stocks 98.7%
-------------------------------------------------------------------------------------

Consumer Discretionary 10.6%

Auto Components 0.2%
Cooper Tire & Rubber Co.                                    8,849         135,124
Dana Corp.                                                 14,748         138,779
Delphi Corp.                                               57,491         158,675
Goodyear Tire & Rubber Co.*                                20,394         317,943
Johnson Controls, Inc.                                     20,646       1,281,084
Visteon Corp.                                              16,030         156,773
                                                                    -------------
                                                                        2,188,378

Automobiles 0.4%
Ford Motor Co.                                            199,675       1,968,796
General Motors Corp. (a)                                   60,866       1,863,108
Harley-Davidson, Inc. (a)                                  30,686       1,486,430
                                                                    -------------
                                                                        5,318,334

Distributors 0.1%
Genuine Parts Co.                                          17,909         768,296

Diversified Consumer Services 0.2%
Apollo Group, Inc. "A"*                                    16,144       1,071,800
H&R Block, Inc.                                            36,396         872,776
                                                                    -------------
                                                                        1,944,576

Hotels Restaurants & Leisure 1.4%
Carnival Corp.                                             48,146       2,406,337
Darden Restaurants, Inc.                                   14,954         454,153
Harrah's Entertainment, Inc.                               19,519       1,272,444
Hilton Hotels Corp.                                        37,332         833,250
International Game Technology                              36,156         976,212
Marriott International, Inc. "A"                           18,720       1,179,360
McDonald's Corp.                                          135,591       4,540,943
Starbucks Corp.*                                           43,114       2,160,011
Starwood Hotels & Resorts Worldwide, Inc.                  23,025       1,316,339
Wendy's International, Inc.                                12,811         578,417
YUM! Brands, Inc.                                          30,258       1,464,790
                                                                    -------------
                                                                       17,182,256

Household Durables 0.6%
Black & Decker Corp.                                        8,322         683,153
Centex Corp.                                               13,535         874,090
D.R. Horton, Inc.                                          29,100       1,054,002
Fortune Brands, Inc.                                       15,855       1,289,487
KB Home                                                     8,692         636,254
Leggett & Platt, Inc.                                      19,064         385,093
Maytag Corp.                                                8,729         159,392
Newell Rubbermaid, Inc.                                    28,397         643,192
Pulte Homes, Inc.                                          23,382       1,003,556
Snap-on, Inc.                                               4,993         180,347
The Stanley Works                                           9,056         422,734
Whirlpool Corp.                                             7,245         548,954
                                                                    -------------
                                                                        7,880,254

Internet & Catalog Retail 0.4%
eBay, Inc.*                                               121,168       4,992,122

Leisure Equipment & Products 0.2%
Brunswick Corp.                                             9,606         362,434
Eastman Kodak Co.                                          33,107         805,493
Hasbro, Inc.                                               17,986         353,425
Mattel, Inc.                                               41,998         700,527
                                                                    -------------
                                                                        2,221,879

Media 3.5%
Clear Channel Communications, Inc.                         57,952       1,906,041
Comcast Corp. "A"*                                        241,458       7,094,036
Dow Jones & Co., Inc.                                       7,561         288,755
Gannett Co., Inc.                                          27,342       1,881,950
Interpublic Group of Companies, Inc.*                      45,497         529,585
Knight Ridder, Inc.                                         8,600         504,648
McGraw-Hill Companies, Inc.                                39,964       1,919,871
Meredith Corp.                                              4,124         205,746
New York Times Co. "A"                                     14,510         431,672
News Corp. "A"                                            270,854       4,222,614
Omnicom Group, Inc.                                        19,416       1,623,760
Time Warner, Inc. (a)                                     509,930       9,234,832
Tribune Co. (a)                                            30,783       1,043,236
Univision Communications, Inc. "A"*                        26,593         705,512
Viacom, Inc. "B"                                          171,974       5,676,862
Walt Disney Co.                                           220,570       5,322,354
                                                                    -------------
                                                                       42,591,474

Multiline Retail 1.1%
Big Lots, Inc.*                                            10,092         110,911
Dillard's, Inc. "A"                                         8,351         174,369
Dollar General Corp.                                       34,684         636,105
Family Dollar Stores, Inc.                                 19,070         378,921
Federated Department Stores, Inc.                          28,455       1,902,786
J.C. Penney Co., Inc.                                      27,822       1,319,319
Kohl's Corp.*                                              37,078       1,860,574
Nordstrom, Inc.                                            24,948         856,215
Sears Holdings Corp.*                                      10,943       1,361,528
Target Corp.                                               96,510       5,011,764
                                                                    -------------
                                                                       13,612,492

Specialty Retail 2.1%
AutoNation, Inc.*                                          21,800         435,346
AutoZone, Inc.*                                             6,491         540,376
Bed Bath & Beyond, Inc.*                                   33,416       1,342,655
Best Buy Co., Inc.                                         44,136       1,921,240
Circuit City Stores, Inc.                                  19,730         338,567
Home Depot, Inc.                                          232,699       8,875,140
Limited Brands, Inc.                                       39,770         812,501
Lowe's Companies, Inc. (a)                                 84,550       5,445,020
Office Depot, Inc.*                                        33,803       1,003,949
OfficeMax, Inc.                                             8,841         279,994
RadioShack Corp.                                           14,545         360,716
Staples, Inc.                                              80,289       1,711,761
The Gap, Inc.                                              65,032       1,133,508
The Sherwin-Williams Co.                                   12,789         563,611
Tiffany & Co.                                              14,900         592,573
TJX Companies, Inc.                                        51,458       1,053,860
                                                                    -------------
                                                                       26,410,817

Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc.*                                               40,600       1,273,216
Jones Apparel Group, Inc.                                  11,394         324,729
Liz Claiborne, Inc.                                        10,724         421,668
NIKE, Inc. "B"                                             21,575       1,762,246
Reebok International Ltd.                                   6,277         355,090
VF Corp.                                                   10,587         613,728
                                                                    -------------
                                                                        4,750,677

Consumer Staples 9.6%

Beverages 2.1%
Anheuser-Busch Companies, Inc.                             85,809       3,693,219
Brown-Forman Corp. "B"                                      9,780         582,301
Coca-Cola Co.                                             226,614       9,787,459
Coca-Cola Enterprises, Inc.                                35,350         689,325
Constellation Brands, Inc. "A"*                            20,600         535,600
Molson Coors Brewing Co. "B"                                6,792         434,756
Pepsi Bottling Group, Inc.                                 17,011         485,664
PepsiCo, Inc.                                             181,246      10,278,461
                                                                    -------------
                                                                       26,486,785

Food & Staples Retailing 2.3%
Albertsons, Inc.                                           42,191       1,082,199
Costco Wholesale Corp.                                     53,245       2,294,327
CVS Corp.                                                  87,534       2,539,362
Kroger Co.*                                                77,463       1,594,963
Safeway, Inc.                                              47,727       1,221,811
SUPERVALU, Inc.                                            13,570         422,299
Sysco Corp.                                                67,857       2,128,674
Wal-Mart Stores, Inc.                                     272,627      11,946,515
Walgreen Co.                                              110,596       4,805,396
                                                                    -------------
                                                                       28,035,546

Food Products 1.1%
Archer-Daniels-Midland Co.                                 69,807       1,721,441
Campbell Soup Co.                                          22,185         660,004
ConAgra Foods, Inc.                                        54,505       1,348,999
General Mills, Inc.                                        39,928       1,924,529
H.J. Heinz Co.                                             35,479       1,296,403
Kellogg Co.                                                29,232       1,348,472
McCormick & Co., Inc.                                      13,114         427,910
Sara Lee Corp.                                             86,239       1,634,229
The Hershey Co.                                            20,046       1,128,790
Tyson Foods, Inc. "A"                                      26,500         478,325
William Wrigley Jr. Co.                                    20,747       1,491,294
                                                                    -------------
                                                                       13,460,396

Household Products 2.0%
Clorox Co.                                                 17,430         968,062
Colgate-Palmolive Co.                                      56,721       2,994,302
Kimberly-Clark Corp.                                       53,047       3,157,888
Procter & Gamble Co.                                      288,883      17,176,983
                                                                    -------------
                                                                       24,297,235

Personal Products 0.6%
Alberto-Culver Co.                                          8,155         364,936
Avon Products, Inc.                                        50,270       1,357,290
Gillette Co.                                               98,154       5,712,563
                                                                    -------------
                                                                        7,434,789

Tobacco 1.5%
Altria Group, Inc.                                        225,770      16,641,507
Reynolds American, Inc.                                     9,364         777,399
UST, Inc.                                                  17,935         750,759
                                                                    -------------
                                                                       18,169,665

Energy 10.1%

Energy Equipment & Services 1.6%
Baker Hughes, Inc.                                         38,471       2,295,949
BJ Services Co.                                            35,286       1,269,943
Halliburton Co.                                            54,891       3,761,131
Nabors Industries Ltd.*                                    16,548       1,188,643
National-Oilwell Varco, Inc.*                              18,400       1,210,720
Noble Corp.                                                15,395       1,053,942
Rowan Companies, Inc.                                      13,182         467,829
Schlumberger Ltd. (a)                                      63,709       5,375,765
Transocean, Inc.*                                          35,203       2,158,296
Weatherford International Ltd.*                            16,022       1,100,071
                                                                    -------------
                                                                       19,882,289

Oil, Gas & Consumable Fuels 8.5%
Amerada Hess Corp.                                          8,550       1,175,625
Anadarko Petroleum Corp.                                   25,207       2,413,570
Apache Corp.                                               35,653       2,681,819
Burlington Resources, Inc.                                 42,340       3,443,089
Chevron Corp.                                             245,482      15,890,050
ConocoPhillips                                            152,758      10,679,312
Devon Energy Corp.                                         50,392       3,458,907
El Paso Corp.                                              69,854         970,971
EOG Resources, Inc.                                        25,657       1,921,709
ExxonMobil Corp. (a)                                      687,304      43,671,296
Kerr-McGee Corp.                                           12,154       1,180,275
Kinder Morgan, Inc.                                        11,022       1,059,875
Marathon Oil Corp.                                         40,571       2,796,559
Murphy Oil Corp.                                           17,400         867,738
Occidental Petroleum Corp.                                 44,344       3,788,308
Sunoco, Inc.                                               15,416       1,205,531
Valero Energy Corp.                                        33,186       3,752,009
Williams Companies, Inc.                                   63,987       1,602,874
XTO Energy, Inc.                                           38,408       1,740,651
                                                                    -------------
                                                                      104,300,168

Financials 19.8%

Banks 5.9%
AmSouth Bancorp                                            36,028         910,067
Bank of America Corp. (a)                                 440,019      18,524,800
BB&T Corp.                                                 58,234       2,274,038
Comerica, Inc.                                             19,437       1,144,839
Compass Bancshares, Inc.                                   12,200         559,126
Fifth Third Bancorp                                        62,206       2,284,826
First Horizon National Corp.                               14,298         519,732
Golden West Financial Corp.                                28,887       1,715,599
Huntington Bancshares, Inc.                                22,560         506,923
KeyCorp                                                    43,429       1,400,585
M&T Bank Corp.                                              9,550       1,009,531
Marshall & Ilsley Corp.                                    21,254         924,762
National City Corp.                                        64,176       2,146,046
North Fork Bancorp., Inc.                                  50,146       1,278,723
PNC Financial Services Group                               31,326       1,817,535
Regions Financial Corp.                                    48,433       1,507,235
Sovereign Bancorp, Inc.                                    37,618         829,101
SunTrust Banks, Inc.                                       40,471       2,810,711
Synovus Financial Corp.                                    31,803         881,579
US Bancorp                                                201,454       5,656,828
Wachovia Corp.                                            173,397       8,251,963
Washington Mutual, Inc.                                    96,337       3,778,337
Wells Fargo & Co.                                         184,024      10,778,286
Zions Bancorp                                              10,711         762,730
                                                                    -------------
                                                                       72,273,902

Capital Markets 2.9%
Bank of New York Co., Inc.                                 82,884       2,437,618
Bear Stearns Companies, Inc.                               12,430       1,364,192
Charles Schwab Corp.                                      116,089       1,675,164
E*TRADE Financial Corp.*                                   41,100         723,360
Federated Investors, Inc. "B"                               8,900         295,747
Franklin Resources, Inc.                                   17,052       1,431,686
Janus Capital Group, Inc.                                  22,371         323,261
Lehman Brothers Holdings, Inc.                             29,221       3,403,662
Mellon Financial Corp.                                     47,975       1,533,761
Merrill Lynch & Co., Inc.                                 101,172       6,206,902
Morgan Stanley                                            117,740       6,350,896
Northern Trust Corp.                                       20,549       1,038,752
State Street Corp.                                         34,865       1,705,596
T. Rowe Price Group, Inc.                                  14,160         924,648
The Goldman Sachs Group, Inc.                              50,333       6,119,486
                                                                    -------------
                                                                       35,534,731

Consumer Finance 1.3%
American Express Co.                                      134,525       7,727,116
Capital One Financial Corp.                                31,037       2,468,062
MBNA Corp.                                                136,192       3,355,771
Providian Financial Corp.*                                 31,016         548,363
SLM Corp.                                                  44,978       2,412,620
                                                                    -------------
                                                                       16,511,932

Diversified Financial Services 4.4%
CIT Group, Inc.                                            22,924       1,035,706
Citigroup, Inc.                                           565,631      25,747,523
Countrywide Financial Corp.                                65,838       2,171,337
Fannie Mae                                                106,350       4,766,607
Freddie Mac                                                76,163       4,300,163
JPMorgan Chase & Co.                                      381,762      12,953,185
MGIC Investment Corp.                                       9,442         606,177
Moody's Corp.                                              28,552       1,458,436
Principal Financial Group, Inc.                            29,611       1,402,673
                                                                    -------------
                                                                       54,441,807

Insurance 4.5%
ACE Ltd.                                                   30,476       1,434,505
AFLAC, Inc.                                                53,637       2,429,756
Allstate Corp.                                             72,756       4,022,679
Ambac Financial Group, Inc.                                12,178         877,547
American International Group, Inc.                        282,481      17,502,523
Aon Corp.                                                  33,883       1,086,967
Chubb Corp.                                                20,985       1,879,207
Cincinnati Financial Corp.                                 17,609         737,641
Hartford Financial Services Group, Inc.                    33,234       2,564,668
Jefferson-Pilot Corp.                                      13,508         691,204
Lincoln National Corp.                                     20,038       1,042,377
Loews Corp.                                                15,290       1,412,949
Marsh & McLennan Companies, Inc.                           57,413       1,744,781
MBIA, Inc.                                                 15,564         943,490
MetLife, Inc.                                              83,632       4,167,383
Progressive Corp.                                          20,964       2,196,398
Prudential Financial, Inc.                                 56,963       3,848,420
Safeco Corp.                                               14,518         774,971
The St. Paul Travelers Companies, Inc.                     74,871       3,359,462
Torchmark Corp.                                            10,310         544,677
UnumProvident Corp.                                        32,365         663,482
XL Capital Ltd. "A"                                        15,777       1,073,309
                                                                    -------------
                                                                       54,998,396

Real Estate 0.8%
Apartment Investment & Management Co. "A" (REIT)            9,600         372,288
Archstone-Smith Trust (REIT)                               21,800         869,166
Equity Office Properties Trust (REIT)                      46,620       1,524,940
Equity Residential (REIT)                                  32,830       1,242,616
Plum Creek Timber Co., Inc. (REIT)                         18,700         708,917
ProLogis (REIT)                                            26,400       1,169,784
Public Storage, Inc. (REIT)                                10,100         676,700
Simon Property Group, Inc. (REIT)                          20,941       1,552,147
Vornado Realty Trust (REIT)                                13,600       1,178,032
                                                                    -------------
                                                                        9,294,590

Health Care 13.1%

Biotechnology 1.5%
Amgen, Inc.*                                              134,216      10,692,989
Applera Corp. - Applied Biosystems Group                   21,929         509,630
Biogen Idec, Inc.*                                         36,360       1,435,493
Chiron Corp.*                                              12,760         556,591
Genzyme Corp.*                                             27,803       1,991,807
Gilead Sciences, Inc.*                                     49,186       2,398,309
MedImmune, Inc.*                                           28,275         951,454
                                                                    -------------
                                                                       18,536,273

Health Care Equipment & Supplies 2.1%
Bausch & Lomb, Inc.                                         5,936         478,916
Baxter International, Inc.                                 67,203       2,679,384
Becton, Dickinson & Co.                                    27,778       1,456,401
Biomet, Inc.                                               28,443         987,257
Boston Scientific Corp.*                                   65,865       1,539,265
C.R. Bard, Inc.                                            11,998         792,228
Fisher Scientific International, Inc.*                     12,708         788,531
Guidant Corp.                                              35,486       2,444,631
Hospira, Inc.*                                             16,720         685,018
Medtronic, Inc.                                           132,025       7,079,180
Millipore Corp.*                                            5,115         321,682
PerkinElmer, Inc.                                          12,836         261,469
St. Jude Medical, Inc.*                                    39,088       1,829,318
Stryker Corp.                                              32,682       1,615,471
Thermo Electron Corp.*                                     16,605         513,095
Waters Corp.*                                              11,800         490,880
Zimmer Holdings, Inc.*                                     26,484       1,824,483
                                                                    -------------
                                                                       25,787,209

Health Care Providers & Services 2.9%
Aetna, Inc.                                                32,136       2,768,195
AmerisourceBergen Corp.                                    10,891         841,874
Cardinal Health, Inc.                                      46,400       2,943,616
Caremark Rx, Inc.*                                         49,777       2,485,366
CIGNA Corp.                                                14,435       1,701,309
Coventry Health Care, Inc.*                                11,330         974,607
Express Scripts, Inc.*                                     16,934       1,053,295
HCA, Inc.                                                  48,500       2,324,120
Health Management Associates, Inc. "A"                     25,402         596,185
Humana, Inc.*                                              18,375         879,795
IMS Health, Inc.                                           24,030         604,835
Laboratory Corp. of America Holdings*                      13,991         681,502
Manor Care, Inc.                                            9,638         370,195
McKesson Corp.                                             33,015       1,566,562
Medco Health Solutions, Inc.*                              33,064       1,812,899
Quest Diagnostics, Inc.                                    19,116         966,123
Tenet Healthcare Corp.*                                    48,500         544,655
UnitedHealth Group, Inc.                                  137,108       7,705,469
WellPoint, Inc.*                                           66,488       5,041,120
                                                                    -------------
                                                                       35,861,722

Pharmaceuticals 6.6%
Abbott Laboratories                                       170,682       7,236,917
Allergan, Inc.                                             14,262       1,306,684
Bristol-Myers Squibb Co. (a)                              215,362       5,181,610
Eli Lilly & Co. (a)                                       124,437       6,659,868
Forest Laboratories, Inc.*                                 36,495       1,422,210
Johnson & Johnson                                         325,634      20,606,120
King Pharmaceuticals, Inc.*                                25,286         388,899
Merck & Co., Inc.                                         240,859       6,553,773
Mylan Laboratories, Inc.                                   25,336         487,971
Pfizer, Inc. (a)                                          803,089      20,053,132
Schering-Plough Corp.                                     159,750       3,362,737
Watson Pharmaceuticals, Inc.*                              12,055         441,334
Wyeth                                                     147,276       6,814,461
                                                                    -------------
                                                                       80,515,716

Industrials 10.9%

Aerospace & Defense 2.2%
Boeing Co.                                                 90,308       6,136,428
General Dynamics Corp.                                     21,767       2,602,245
Goodrich Corp.                                             13,061         579,125
Honeywell International, Inc.                              93,047       3,489,262
L-3 Communications Holdings, Inc.                          12,500         988,375
Lockheed Martin Corp.                                      40,893       2,496,109
Northrop Grumman Corp.                                     38,331       2,083,290
Raytheon Co.                                               47,796       1,817,204
Rockwell Collins, Inc.                                     18,331         885,754
United Technologies Corp.                                 113,000       5,857,920
                                                                    -------------
                                                                       26,935,712

Air Freight & Logistics 0.9%
FedEx Corp.                                                32,665       2,846,101
Ryder System, Inc.                                          5,952         203,677
United Parcel Service, Inc. "B"                           120,758       8,348,001
                                                                    -------------
                                                                       11,397,779

Airlines 0.1%
Southwest Airlines Co.                                     77,895       1,156,741

Building Products 0.2%
American Standard Companies, Inc.                          19,464         906,049
Masco Corp.                                                48,065       1,474,634
                                                                    -------------
                                                                        2,380,683

Commercial Services & Supplies 0.7%
Allied Waste Industries, Inc.*                             26,975         227,939
Avery Dennison Corp.                                       11,186         586,035
Cendant Corp.                                             115,285       2,379,482
Cintas Corp.                                               15,242         625,684
Equifax, Inc.                                              13,291         464,388
Monster Worldwide, Inc.*                                   13,785         423,337
Pitney Bowes, Inc.                                         23,746         991,158
R.R. Donnelley & Sons Co.                                  22,129         820,322
Robert Half International, Inc.                            17,700         629,943
Waste Management, Inc.                                     61,469       1,758,628
                                                                    -------------
                                                                        8,906,916

Construction & Engineering 0.1%
Fluor Corp.                                                10,125         651,848

Electrical Equipment 0.4%
American Power Conversion Corp.                            20,314         526,133
Cooper Industries Ltd. "A"                                  9,464         654,341
Emerson Electric Co.                                       45,952       3,299,354
Rockwell Automation, Inc.                                  19,147       1,012,876
                                                                    -------------
                                                                        5,492,704

Industrial Conglomerates 4.3%
3M Co.                                                     82,636       6,062,177
General Electric Co.                                    1,156,432      38,937,065
Textron, Inc.                                              14,141       1,014,193
Tyco International Ltd.                                   219,953       6,125,691
                                                                    -------------
                                                                       52,139,126

Machinery 1.4%
Caterpillar, Inc.                                          73,136       4,296,740
Cummins, Inc.                                               5,378         473,210
Danaher Corp.                                              26,865       1,446,143
Deere & Co.                                                25,912       1,585,814
Dover Corp.                                                23,202         946,410
Eaton Corp.                                                15,305         972,633
Illinois Tool Works, Inc.                                  23,647       1,946,858
Ingersoll-Rand Co., Ltd. "A"                               38,022       1,453,581
ITT Industries, Inc.                                       10,697       1,215,179
Navistar International Corp.*                               7,871         255,257
PACCAR, Inc.                                               19,334       1,312,585
Pall Corp.                                                 12,353         339,707
Parker-Hannifin Corp.                                      12,679         815,386
                                                                    -------------
                                                                       17,059,503

Road & Rail 0.6%
Burlington Northern Santa Fe Corp.                         41,738       2,495,932
CSX Corp.                                                  23,674       1,100,368
Norfolk Southern Corp.                                     43,786       1,775,960
Union Pacific Corp.                                        28,381       2,034,918
                                                                    -------------
                                                                        7,407,178

Trading Companies & Distributors 0.0%
W.W. Grainger, Inc.                                         9,209         579,430

Information Technology 15.1%

Communications Equipment 2.8%
ADC Telecommunications, Inc.*                              13,430         307,010
Andrew Corp.*                                              19,080         212,742
Avaya, Inc.*                                               48,692         501,528
CIENA Corp.*                                               63,560         167,799
Cisco Systems, Inc.*                                      695,895      12,477,397
Comverse Technologies, Inc.*                               23,506         617,503
Corning, Inc.*                                            159,722       3,087,426
JDS Uniphase Corp.*                                       189,831         421,425
Lucent Technologies, Inc.*                                478,885       1,556,376
Motorola, Inc.                                            270,780       5,981,530
QUALCOMM, Inc.                                            177,120       7,926,120
Scientific-Atlanta, Inc.                                   15,877         595,546
Tellabs, Inc.*                                             51,516         541,948
                                                                    -------------
                                                                       34,394,350

Computers & Peripherals 3.6%
Apple Computer, Inc.*                                      90,062       4,828,224
Dell, Inc.* (a)                                           262,409       8,974,388
EMC Corp.*                                                261,367       3,382,089
Gateway, Inc.*                                             34,477          93,088
Hewlett-Packard Co.                                       313,827       9,163,748
International Business Machines Corp.                     173,702      13,934,375
Lexmark International, Inc. "A"*                           12,868         785,591
NCR Corp.*                                                 19,451         620,681
Network Appliance, Inc.*                                   41,184         977,708
QLogic Corp.*                                              10,609         362,828
Sun Microsystems, Inc.*                                   376,481       1,475,806
                                                                    -------------
                                                                       44,598,526

Electronic Equipment & Instruments 0.3%
Agilent Technologies, Inc.*                                53,197       1,742,202
Jabil Circuit, Inc.*                                       18,147         561,105
Molex, Inc.                                                17,617         470,022
Sanmina-SCI Corp.*                                         59,017         253,183
Solectron Corp.*                                          101,707         397,674
Symbol Technologies, Inc.                                  28,250         273,460
Tektronix, Inc.                                             7,924         199,922
                                                                    -------------
                                                                        3,897,568

Internet Software & Services 0.4%
Yahoo!, Inc.*                                             136,988       4,635,674

IT Consulting & Services 1.0%
Affiliated Computer Services, Inc. "A"*                    13,073         713,786
Automatic Data Processing, Inc.                            62,108       2,673,128
Computer Sciences Corp.*                                   19,344         915,165
Convergys Corp.*                                           13,472         193,593
Electronic Data Systems Corp.                              58,191       1,305,806
First Data Corp.                                           84,012       3,360,480
Fiserv, Inc.*                                              21,642         992,718
Paychex, Inc.                                              37,611       1,394,616
Sabre Holdings Corp.                                       12,752         258,611
Unisys Corp.*                                              34,080         226,291
                                                                    -------------
                                                                       12,034,194

Office Electronics 0.1%
Xerox Corp.*                                              102,888       1,404,421

Semiconductors & Semiconductor Equipment 3.3%
Advanced Micro Devices, Inc.*                              44,860       1,130,472
Altera Corp.*                                              41,986         802,352
Analog Devices, Inc.                                       39,635       1,472,044
Applied Materials, Inc.                                   174,830       2,965,117
Applied Micro Circuits Corp.*                              37,800         113,400
Broadcom Corp. "A"*                                        30,581       1,434,555
Freescale Semiconductor, Inc. "B"*                         43,287       1,020,708
Intel Corp. (a)                                           663,345      16,351,454
KLA-Tencor Corp.                                           21,145       1,031,030
Linear Technology Corp.                                    34,714       1,304,899
LSI Logic Corp.*                                           39,813         392,158
Maxim Integrated Products, Inc.                            35,801       1,526,913
Micron Technology, Inc.*                                   65,320         868,756
National Semiconductor Corp.                               36,426         958,004
Novellus Systems, Inc.*                                    16,414         411,663
NVIDIA Corp.*                                              19,307         661,844
PMC-Sierra, Inc.*                                          22,410         197,432
Teradyne, Inc.*                                            22,604         372,966
Texas Instruments, Inc.                                   176,279       5,975,858
Xilinx, Inc.                                               38,546       1,073,506
                                                                    -------------
                                                                       40,065,131

Software 3.6%
Adobe Systems, Inc.                                        52,610       1,570,408
Autodesk, Inc.                                             25,548       1,186,449
BMC Software, Inc.*                                        22,706         479,096
Citrix Systems, Inc.*                                      19,198         482,638
Computer Associates International, Inc.                    51,859       1,442,199
Compuware Corp.*                                           41,046         389,937
Electronic Arts, Inc.*                                     33,258       1,892,048
Intuit, Inc.*                                              20,485         917,933
Mercury Interactive Corp.*                                 10,341         409,504
Microsoft Corp.                                         1,005,601      25,874,114
Novell, Inc.*                                              44,836         334,028
Oracle Corp.*                                             411,678       5,100,690
Parametric Technology Corp.*                               26,791         186,733
Siebel Systems, Inc.                                       60,281         622,703
Symantec Corp.*                                           129,752       2,940,180
                                                                    -------------
                                                                       43,828,660

Materials 2.8%

Chemicals 1.5%
Air Products & Chemicals, Inc.                             25,439       1,402,706
Ashland, Inc.                                               7,708         425,790
Dow Chemical Co. (a)                                      104,661       4,361,224
E.I. du Pont de Nemours & Co.                             108,712       4,258,249
Eastman Chemical Co.                                        9,330         438,230
Ecolab, Inc.                                               22,366         714,146
Engelhard Corp.                                            11,700         326,547
Hercules, Inc.*                                             9,507         116,176
International Flavors & Fragrances, Inc.                    8,143         290,217
Monsanto Co.                                               28,858       1,810,839
PPG Industries, Inc.                                       17,650       1,044,704
Praxair, Inc.                                              34,285       1,643,280
Rohm & Haas Co.                                            17,194         707,189
Sigma-Aldrich Corp.                                         8,220         526,573
                                                                    -------------
                                                                       18,065,870

Construction Materials 0.1%
Vulcan Materials Co.                                       10,625         788,481

Containers & Packaging 0.1%
Ball Corp.                                                 12,236         449,551
Bemis Co., Inc.                                             9,772         241,368
Pactiv Corp.*                                              14,819         259,629
Sealed Air Corp.*                                           8,448         400,942
Temple-Inland, Inc.                                        12,736         520,266
                                                                    -------------
                                                                        1,871,756

Metals & Mining 0.7%
Alcoa, Inc.                                                95,381       2,329,204
Allegheny Technologies, Inc.                               10,017         310,327
Freeport-McMoRan Copper & Gold, Inc. "B"                   20,096         976,465
Newmont Mining Corp.                                       47,732       2,251,518
Nucor Corp.                                                17,565       1,036,159
Phelps Dodge Corp.                                         10,520       1,366,863
United States Steel Corp.                                  13,059         553,049
                                                                    -------------
                                                                        8,823,585

Paper & Forest Products 0.4%
Georgia-Pacific Corp.                                      27,255         928,305
International Paper Co.                                    55,318       1,648,477
Louisiana-Pacific Corp.                                    13,973         386,912
MeadWestvaco Corp.                                         19,559         540,220
Weyerhaeuser Co.                                           27,545       1,893,719
                                                                    -------------
                                                                        5,397,633

Telecommunication Services 3.1%

Diversified Telecommunication Services 2.2%
AT&T Corp.                                                 85,500       1,692,900
BellSouth Corp.                                           202,141       5,316,308
CenturyTel, Inc.                                           15,619         546,353
Citizens Communications Co.                                34,490         467,339
Qwest Communications International, Inc.*                 174,840         716,844
SBC Communications, Inc.                                  362,007       8,677,308
Verizon Communications, Inc.                              300,049       9,808,602
                                                                    -------------
                                                                       27,225,654

Wireless Telecommunication Services 0.9%
ALLTEL Corp.                                               42,508       2,767,696
Sprint Nextel Corp.                                       318,668       7,577,925
                                                                    -------------
                                                                       10,345,621

Utilities 3.6%

Electric Utilities 1.7%
Allegheny Energy, Inc.*                                    17,010         522,547
American Electric Power Co., Inc.                          42,316       1,679,945
Cinergy Corp.                                              22,049         979,196
Edison International                                       35,967       1,700,520
Entergy Corp.                                              23,656       1,758,114
Exelon Corp.                                               74,042       3,956,805
FirstEnergy Corp.                                          36,554       1,905,195
FPL Group, Inc.                                            41,684       1,984,158
Pinnacle West Capital Corp.                                 9,508         419,113
PPL Corp.                                                  39,928       1,290,872
Progress Energy, Inc.                                      26,631       1,191,737
Southern Co.                                               83,904       3,000,407
                                                                    -------------
                                                                       20,388,609

Gas Utilities 0.0%
Nicor, Inc.                                                 3,884         163,244
Peoples Energy Corp.                                        3,228         127,119
                                                                    -------------
                                                                          290,363

Independent Power Producers & Energy Traders 0.7%
AES Corp.*                                                 69,848       1,147,603
Calpine Corp.* (a)                                         66,690         172,727
Constellation Energy Group                                 18,710       1,152,536
Duke Energy Corp. (a)                                     103,187       3,009,965
Dynegy, Inc. "A"*                                          34,972         164,718
TXU Corp.                                                  25,856       2,918,625
                                                                    -------------
                                                                        8,566,174

Multi-Utilities 1.2%
Ameren Corp.                                               21,169       1,132,330
CenterPoint Energy, Inc.                                   31,321         465,743
CMS Energy Corp.*                                          24,072         395,985
Consolidated Edison, Inc.                                  27,922       1,355,613
Dominion Resources, Inc.                                   38,117       3,283,398
DTE Energy Co.                                             18,157         832,680
KeySpan Corp.                                              19,114         703,013
NiSource, Inc.                                             27,508         667,069
PG&E Corp.                                                 41,849       1,642,573
Public Service Enterprise Group, Inc.                      25,875       1,665,315
Sempra Energy                                              29,187       1,373,540
TECO Energy, Inc.                                          20,700         373,014
Xcel Energy, Inc.                                          41,557         814,933
                                                                    -------------
                                                                       14,705,206
-------------------------------------------------------------------------------------
Total Common Stocks (Cost $1,102,415,096)                           1,211,119,802

                                                         Principal
                                                          Amount ($)     Value ($)
                                                    ---------------------------------

-------------------------------------------------------------------------------------
    US Treasury Obligations 0.1%
-------------------------------------------------------------------------------------
US Treasury Bill:
    3.296% **, 12/1/2005                                1,180,000       1,173,582
    3.516% **, 12/1/2005 (b)                               85,000          84,504
-------------------------------------------------------------------------------------

Total US Treasury Obligations (Cost $1,258,086)                         1,258,086

                                                             Shares      Value ($)
                                                    ---------------------------------

-------------------------------------------------------------------------------------
    Securities Lending Collateral 5.7%
-------------------------------------------------------------------------------------

Scudder Daily Assets Fund Institutional, 3.84% (c)(d)  70,208,575      70,208,575
  (Cost $70,208,575)

-------------------------------------------------------------------------------------
    Cash Equivalents 1.2%
-------------------------------------------------------------------------------------
Scudder Cash Management QP Trust, 3.74%  (e)           14,023,134      14,023,134
  (Cost $14,023,134)
                                                           % of
                                                         Net Assets      Value ($)
                                                    -------------------------------
Total Investment Portfolio (Cost $ 1,187,904,891)           105.7   1,296,609,597
Other Assets and Liabilities, Net                            (5.7)    (69,652,599)
 ----------------------------------------------------------------------------------
Net Assets                                                    100.0   1,226,956,998

     For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*    Non-income producing security.

**   Annualized yield at time of purchase; not a coupon rate.

(a) All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2005 amounted to $68,614,250 which is
     5.6 % of net assets.

(b) At September 30, 2005, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c) Scudder Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d)  Represents collateral held in connection with securities lending.

(e) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.


REIT: Real Estate Investment Trust

At September 30,2005, open Futures contracts purchased were as follows:

                                                  Aggregated                                 Unrealized
                   Expiration                        Face
    Futures           Date        C ontracts       Value ($)           Value ($)           Depreciation ($)
-----------------------------------------------------------------------------------------------------------
S & P 500
Index              12/15/2005            52        16,140,960            16,045,900              (95,060)
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Equity 500 Index Fund, a series of
                                    Scudder Investments VIT Funds


By:                                 /s/Vincent J. Esposito
                                    ----------------------
                                    Vincent J. Esposito
                                    President

Date:                               November 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Equity 500 Index Fund, a series of
                                    Scudder Investments VIT Funds


By:                                 /s/Vincent J. Esposito
                                    ----------------------
                                    Vincent J. Esposito
                                    President

Date:                               November 22, 2005



By:                                 /s/Paul Schubert
                                    ----------------------
                                    Paul Schubert
                                    Chief Financial Officer and Treasurer

Date:                               November 22, 2005